Deposits (Schedules Maturities of Certificates of Deposits) (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012
Deposits [Abstract]
2013	$ 35,329
2014	9,033
2015	4,286
2016	28,154
2017	9,809
Time Deposits, Total	$ 86,611